Fair Value Measurements - Summary of Changes in Fair Value of Warrants (Detail) - USD ($)		1 Months Ended	3 Months Ended
		Mar. 31, 2021	Jun. 30, 2021
Public Warrants [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value		$ 28,635,000	$ 29,152,500
Loss on change in fair value	[1]	517,500
Transfer to level 1			(29,152,500)
Transfer to level 2
Fair value		29,152,500
Private Placement Warrant Liability [Member]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Line Items]
Fair value		18,854,666	19,381,333
Loss on change in fair value	[1]	526,667
Transfer to level 1
Transfer to level 2			(19,381,333)
Fair value		$ 19,381,333

[1]	Included in Loss on change in fair value of warrant liability on the unaudited condensed consolidated statement of operations